Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Balance at beginning of period	$ 562	$ 776	$ 776	$ 279
Deferred revenue additions during period	223	262	1,094	1,326
Revenue recognized during period	(442)	(271)	(1,308)	(829)
Balance at end of period	343		562	776
Balance at beginning of period	562	776	776
Balance at end of period	$ 343	$ 767	$ 562	$ 776